Debt securities in issue - Summary of maturities of debt securities in issue (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Total debt securities	€ 82,065	€ 118,528
More than 5 years [member]
Disclosure of financial liabilities [line items]
Total debt securities	25,430	26,592
Fixed rate debt securities [member]
Disclosure of financial liabilities [line items]
Total debt securities	67,969	84,920
Fixed rate debt securities [member] | Within 1 year [member]
Disclosure of financial liabilities [line items]
Total debt securities	18,315	26,871
Fixed rate debt securities [member] | More than 1 year but less than 2 years [member]
Disclosure of financial liabilities [line items]
Total debt securities	8,339	10,358
Fixed rate debt securities [member] | More than 2 years but less than 3 years [member]
Disclosure of financial liabilities [line items]
Total debt securities	6,193	9,527
Fixed rate debt securities [member] | More than 3 years but less than 4 years [member]
Disclosure of financial liabilities [line items]
Total debt securities	2,731	6,321
Fixed rate debt securities [member] | More than 4 years but less than 5 years [member]
Disclosure of financial liabilities [line items]
Total debt securities	3,685	2,836
Fixed rate debt securities [member] | More than 5 years [member]
Disclosure of financial liabilities [line items]
Total debt securities	28,706	29,007
Floating rate debt securities [member]
Disclosure of financial liabilities [line items]
Total debt securities	14,095	33,608
Floating rate debt securities [member] | Within 1 year [member]
Disclosure of financial liabilities [line items]
Total debt securities	8,699	24,938
Floating rate debt securities [member] | More than 1 year but less than 2 years [member]
Disclosure of financial liabilities [line items]
Total debt securities	3,050	3,126
Floating rate debt securities [member] | More than 2 years but less than 3 years [member]
Disclosure of financial liabilities [line items]
Total debt securities	1,526	3,041
Floating rate debt securities [member] | More than 3 years but less than 4 years [member]
Disclosure of financial liabilities [line items]
Total debt securities	138	1,541
Floating rate debt securities [member] | More than 4 years but less than 5 years [member]
Disclosure of financial liabilities [line items]
Total debt securities	91	144
Floating rate debt securities [member] | More than 5 years [member]
Disclosure of financial liabilities [line items]
Total debt securities	€ 592	€ 816